Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	CYBERSECURITY

Cybersecurity is an integral part of our overall risk management system. We have processes in place to assess, identify, and manage material risks from cybersecurity threats. These processes include technical and procedural safeguards and are integrated into our enterprise-wide risk management program.

The Company does not currently engage any assessors, consultants, auditors, or other third parties in connection with any such processes, given the size and scale of the Company, the resources available to it, the anticipated expenditures, and the risks it faces in terms of cybersecurity.

As of the date of this report, we have not identified any risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	These processes include technical and procedural safeguards and are integrated into our enterprise-wide risk management program.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we have not identified any risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Our Board of Directors oversees cybersecurity risk, with the Audit Committee having primary oversight responsibility. Management provides the Audit Committee with regular updates on our cybersecurity program.

Management is responsible for assessing and managing our cybersecurity risks. This effort is led by our Chief Technology Officer, who has extensive experience in cybersecurity. The CTO and their team are responsible for monitoring threats, managing incident response, and reporting on cybersecurity matters to the Audit Committee.

Our approach to cybersecurity is an integral component of our overall enterprise risk management (ERM) framework. We have established and maintain a comprehensive cybersecurity program designed to assess, identify, and manage material risks from cybersecurity threats. Our processes are designed to protect the confidentiality, integrity, and availability of our information systems and the data residing therein.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors oversees cybersecurity risk, with the Audit Committee having primary oversight responsibility. Management provides the Audit Committee with regular updates on our cybersecurity program.
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	our Chief Technology Officer, who has extensive experience in cybersecurity. The CTO and their team are responsible for monitoring threats, managing incident response, and reporting on cybersecurity matters to the Audit Committee.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Management is responsible for assessing and managing our cybersecurity risks